FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Receivables
Loans receivable	$ 31.1
Carrying Value | Senior Notes
Debt
Long-term debt	203.2	$ 303.8
Fair Value
Receivables
Loans receivable	31.6
Fair Value | Senior Notes
Debt
Long-term debt	$ 189.5	$ 304.1